Stockholders' Equity - Summary of Non-vested Stock Option Activity (Detail)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Abstract]
Granted	2,774,000
Vested	(758,000)
Forfeited	0
Non-vested at December 31, 2018	2,016,000
Non-vested at December 31, 2018 | $ / shares	$ 0.25
Non-vested at December 31, 2018 | $	$ 0